Segment Reporting Segment Reporting - Revenues of Operating Segments by Service Line (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Revenue Reconciling Item [Line Items]
Net operating revenues	$ 949.9	$ 926.8	$ 920.7	$ 909.8	$ 879.3	$ 778.6	$ 764.4	$ 740.6	$ 3,707.2	$ 3,162.9	$ 2,405.9
Inpatient Rehabilitation Segment [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net operating revenues									3,021.1	2,653.1	2,377.3
Inpatient Rehabilitation Segment [Member] | Inpatient [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net operating revenues									2,905.5	2,547.2	2,272.5
Inpatient Rehabilitation Segment [Member] | Outpatient and other [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net operating revenues									115.6	105.9	104.8
Home Health and Hospice Segment [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net operating revenues									686.1	509.8	28.6
Home Health and Hospice Segment [Member] | Home health [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net operating revenues									635.2	478.1	28.6
Home Health and Hospice Segment [Member] | Hospice [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net operating revenues									$ 50.9	$ 31.7	$ 0.0